Sales of Goods and Real Estate Sales and Services Income (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold
The following table provides information about sales of goods and real estate and costs of goods and real estate sold in fiscal 2018. For further information about sales of goods, real estate sales, costs of goods sold and costs of real estate sold in fiscal 2019 and 2020, see Note 4 “Revenues from Contracts with Customers.”

Millions of yen
2018
Sales of goods	¥954,807
Real estate sales	124,245

Sales of goods and real estate	¥1,079,052

Costs of goods sold	¥896,515
Costs of real estate sold	106,994

Costs of goods and real estate sold	¥1,003,509

Schedule of Information about Services Income and Services Expense
The following table provides information about services income and services expense in fiscal 2018. For further information about services income and services expense in fiscal 2019 and 2020, see Note 4 “Revenues from Contracts with Customers.”

Millions of yen
2018
Revenues from asset management and servicing	¥213,667
Revenues from automobile related business	73,095
Revenues from facilities operation related business	104,187
Revenues from environment and energy business	112,821
Revenues from real estate management and contract work	183,243
Other	93,897

Services income	¥780,910

Expenses from asset management and servicing	¥49,848
Expenses from automobile related business	44,599
Expenses from facilities operation related business	90,623
Expenses from environment and energy business	89,278
Expenses from real estate management and contract work	166,487
Other	41,961

Services expense	¥482,796